Shareholder Report, Holdings (Details) - C000018127	Dec. 31, 2024
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNP Paribas Insurance BVFR_096932728
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNP Paribas Insurance BVFR_096932777
Holdings [Line Items]
Percent of Net Asset Value	2.20%
UBS AGFR_90301T806
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.30%
SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SectorEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%